Description of Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Description of Plan [Line Items]
Schedule of contribution

Basic contributions	Participant’s points

5%	Less than 40 points
6%	40 to 59 points
7%	60 to 79 points
8%	80 or more points